CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 25,152	$ 61,436
Interest-bearing deposits in other financial institutions	2,726	1,984
Securities available for sale	17,639	18,516
Loans held for sale, at fair value	623	1,210
Loans, net of allowance of $5,237 and $6,110	153,043	151,160
FHLB stock	1,942	1,942
Foreclosed assets, net	1,525	2,370
Premises and equipment, net	5,317	5,534
Assets held for sale	167	167
Other intangible assets	49	89
Bank owned life insurance	4,405	4,273
Accrued interest receivable and other assets	2,447	2,239
Total assets	215,035	250,920
LIABILITIES AND STOCKHOLDERS' EQUITY
Noninterest bearing	18,008	18,409
Interest bearing	155,500	198,640
Total deposits	173,508	217,049
Long-term FHLB advances	10,000	15,742
Advances by borrowers for taxes and insurance	241	159
Accrued interest payable and other liabilities	2,488	2,871
Subordinated debentures	5,155	5,155
Total liabilities	191,392	240,976
Stockholders' equity
Preferred stock, Series A, $.01 par value; aggregate liquidation value $7,691 in 2011 1,000,000 shares authorized; 7,225 shares issued in 2011		7,120
Common stock, $.01 par value, shares authorized; 50,000,000 in 2012 and 2011 shares issued; 15,936,417 in 2012 and 937,417 in 2011	159	9
Additional paid-in capital	47,919	27,837
Accumulated deficit	(21,297)	(22,163)
Accumulated other comprehensive income	107	386
Treasury stock, at cost; 111,707 shares	(3,245)	(3,245)
Total stockholders' equity	23,643	9,944
Total liabilities and stockholder's equity	$ 215,035	$ 250,920